Leases	6 Months Ended
Jun. 30, 2026
Disclosure Of Leases [Abstract]
Leases

9. Leases

The following table provides information about the Group’s right-of-use assets:

	June 30, 2026	December 31, 2025
	€	€
Balance at beginning of period	756,951	813,842
Remeasurement	—	251,427
Depreciation charges	(107,162)	(229,203)
Impact of transaction of foreign currency	14,487	(79,115)
Balance at end of period	664,276	756,951

The following table provides information about the Group’s lease liabilities at June 30, 2026:

	June 30, 2026	December 31, 2025
	€	€
Office leases	(673,728)	(776,798)
Total lease liability	(673,728)	(776,798)
Current portion	(192,395)	(200,213)
Non-current portion	(481,333)	(576,585)

Office leases consist of (i) a lease that was renewed on December 1, 2025 with an expiration date of November 30, 2028 for offices in Leiden, the Netherlands. The lease has a lease term of three years, and (ii) a new lease agreement entered into on October 16, 2024 with an expiration date of December 31, 2029, for office space in Lexington, Massachusetts, United States of America (the "U.S.").

The average incremental borrowing rate applied to the lease liability related to the Leiden lease was 7.77% during the six months ended June 30, 2026 and the twelve months ended December 31, 2025.

The average incremental borrowing rate applied to the lease liability related to the U.S. lease was 6.39% during the six months ended June 30, 2026 and the twelve months ended December 31, 2025.

Depreciation expense was €0.1 million for each of the six months ended June 30, 2026 and 2025, respectively, and is reflected in general and administrative expenses as determined by the underlying activities.

The total expense related to short-term and low-value leases for the six months ended June 30, 2026 and 2025, was €NIL million and €0.1 million, respectively, and is included in facility, communication, and office expenses.

Cash outflows related to leases during the six months ended June 30, 2026 and 2025 were €0.1 million, respectively.